Other Income - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Income [Abstract]
Grant income	$ 212,000	$ 970,000	$ 863,000